Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Purchase and Sale of Future Receipts

On October 5, 2023, the Company entered into an Agreement for the Purchase and Sale of Future Receipts (the “October MCA Agreement”) pursuant to which the existing funder (the “Funder”) increased the existing outstanding amount to $4,470,000 (the “October MCA Purchased Amount”) for gross proceeds to the Company of $3,000,000, less origination fees of $240,000 and the outstanding balance under the existing agreement of $1,234,461, resulting in net proceeds to the Company of $1,525,539. Pursuant to the October MCA Agreement, the Company granted the Funder a security interest in all of the Company’s present and future accounts receivable in an amount not to exceed the October MCA Purchased Amount. The October MCA Purchased Amount shall be repaid by the Company in 30 weekly installments of $149,000. The October Purchased Amount may be prepaid by the Company via a payment of $3,870,000 if repaid within 30 days, $4,110,000 if repaid within 60 days and $4,230,000 if repaid within 90 days.

Business Loan and Security Agreement

On November 7, 2023, the Company entered into a Business Loan and Security Agreement (the “November Loan Agreement”) with the lender (the “Lender”), pursuant to which the Company obtained a loan from the Lender in the principal amount of $2,100,000, which satisfied the outstanding balances on the August Loan and includes origination fees of $140,000 (the “November Loan”). Pursuant to the November Loan Agreement, the Company granted the Lender a continuing secondary security interest in certain collateral (as defined in the November Loan Agreement). The total amount of interest and fees payable by us to the Lender under the November Loan will be $3,129,000, which will be repaid in 34 weekly installments ranging from $69,000 - $99,000.

Merger Agreement with Evofem Biosciences, Inc.

As previously reported in a Current Report on Form 8-K, on December 11, 2023, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Adicure, Inc., a majority owned subsidiary of the Company (“Merger Sub”) and Evofem Biosciences, Inc. (“Evofem”), pursuant to which, Merger Sub will be merged into and with Evofem (the “Merger”), with Evofem surviving the Merger as a wholly owned subsidiary of the Company. Evofem is a commercial-stage women’s health company with a strong focus on innovation. Evofem is the creator of an FDA-approved hormone-fee contraceptive gel, Phexxi®.

At the effective time of the Merger (the “Effective Time”), (i) all issued and outstanding shares of common stock of Evofem (“Evofem Common Stock”), other than any shares of Evofem Common Stock held by the Company or Merger Sub immediately prior to the Effective Time, will be converted into the right to receive an aggregate of 610,000 shares of our Common Stock; and (ii) all issued and outstanding shares of Series E-1 Preferred Stock of Evofem (the “Evofem Unconverted Preferred Stock”), other than any shares of Evofem Unconverted Preferred Stock held by the Company or Merger Sub immediately prior to the Effective Time, will be converted into the right to receive an aggregate of 2,327 shares of our Series A-1 Convertible Preferred Stock, having such rights, powers, and preferences set forth in the form of Certificate of Designation of Series A-1 Convertible Preferred Stock, the form of which is attached as Exhibit C to the Merger Agreement. For additional information regarding the rights, powers and preferences of the Series A-1 Convertible Preferred Stock, see “Description of Capital Stock—Series A-1 Convertible Preferred Stock”.

The closing of the Merger is subject to the satisfaction or waiver of a number of conditions. Including but not limited to: (i) approval by our shareholders and the Evofem shareholders of the transactions contemplated by the Merger Agreement; (ii) the registration statement on Form S-4 pursuant to which the shares of our Common Stock issuable in the Merger having been declared effective by the SEC; (iii) all preferred stock of Evofem subject to certain exceptions shall have been converted to Evofem common stock; (iv) Evofem shall have received agreements from all holders of Evofem warrants which provide: (a) waivers with respect to any fundamental transaction, change in control or other similar rights that such warrant holder may have under any such Evofem warrants, and (b) an agreement to such Evofem warrants to exchange such warrants for not more than an aggregate (for all holders of Evofem warrants) of 551 shares of our preferred stock of Evofem; (v) the Company shall have obtained agreements from the holders of certain convertible notes and purchase rights of Evofem to exchange such convertible notes and purchase rights for not more than an aggregate (for all holders of Evofem convertible notes) of 86,153 shares of our preferred stock; and (vi) we shall have received waivers form the holders of certain of our securities which contain prohibitions on variable rate transactions.

The Merger Agreement may be terminated at any time prior to the consummation of the Closing by mutual written consent of us and Evofem. The Merger Agreement may also be terminated by us or Evofem if (i) the Merger shall not have been consummated on or before 5:00 p.m. Eastern Time on May 8, 2024; (ii) if any judgment, law or order prohibiting the Merger or the transactions contemplated in connection therewith has become final and non-appealable; (iii) the required vote of Evofem stockholders was not obtained; or (iv) in the event of any Terminable Breach (as defined in the Merger Agreement). We may also terminate the Merger Agreement if (i) prior to approval by the required vote of Evofem’s shareholders if the Evofem board of directors shall have effected a change in recommendation with respect to the Merger; or (ii) in the event that we determine, in our reasonable discretion, that the acquisition of Evofem could result in a material adverse amount of cancellation of indebtedness income to us. Evofem may terminate the Merger Agreement if (i) prior to approval by the required vote of Evofem’s shareholders if the Evofem board of directors determines to terminate the Merger Agreement in connection with a superior proposal in order to enter into a definitive agreement for such superior proposal provided that Evofem has paid the termination fee of $4 million; (ii) our Common Stock is no longer listed for trading on Nasdaq; or (iii) we have not made a loan to Evofem of no less than $3 million prior to January 31, 2024.

In connection with the Merger Agreement, we entered into an Assignment Agreement dated December 11, 2023 (the “Assignment Agreement”), with Evofem and the holders (the “Holders”) of certain senior indebtedness of Evofem (the “Notes”), pursuant to which the Holders assigned the Notes to us in consideration for the issuance by us of (i) an aggregate principal amount of $5 million in our secured notes due on January 2, 2024 (the “January 2024 Secured Notes”), (ii) an aggregate principal amount of $8 million in secured notes of the Company due on September 30, 2024 (the “September 2024 Secured Notes”), (iii) an aggregate principal amount of $5 million in ten-year unsecured notes (the “Unsecured Notes”), and (iv) payment of $154,480 in respect of net sales of Phexxi in respect of the calendar quarter ended September 30, 2023, which amount is due and payable on December 14, 2023. The January 2024 Secured Notes are secured by certain intellectual property assets of the Company and its subsidiaries pursuant to an Intellectual Property Security Agreement entered into in connection with the Assignment Agreement. The September 2024 Secured Notes are secured by the Notes and certain associated security documents pursuant to a Security Agreement entered into in connection with the Assignment Agreement.

On January 2, 2024, we entered into amendments to the January 2024 Secured Notes (“Amendment No. 1 to January 2024 Secured Notes”) with the Holders, pursuant to which the maturity date of the January 2024 Notes was extended to January 5, 2024. On January 5, 2024, we entered into amendments to the January 2024 Secured Notes (“Amendment No. 2 to January 2024 Secured Notes”) and amendments to the September 2024 Secured Notes (“Amendment No. 1 to September 2024 Secured Notes”) with the Holders, pursuant to which the Company and the Holders agreed that in consideration of a principal payment in the aggregate amount of $1 million on the January 2024 Secured Notes and in increase in the aggregate principal balance of $250,000 on the September 2024 Secured Notes, that the maturity date of the January 2024 Secured Notes would be further extended to January 31, 2024.

In connection with the Merger Agreement and the transactions contemplated thereby, on December 22, 2023, we entered into an Exchange Agreement (the “Exchange Agreement”) with the holders of an aggregate of 22,280 shares of Series F-1 Convertible Preferred Stock of Evofem, pursuant to which such holders agreed to exchange their respective shares of Evofem Series F-1 Preferred Stock for an aggregate of 22,280 shares of a new series of our convertible preferred stock of the Company designated as Series A-1 Convertible Preferred Stock. On December 26, 2023, in connection with the Exchange Agreement, we entered into a Registration Rights Agreement with the holders, pursuant to which we agreed to prepare and file with the SEC covering the resale of the shares of our Common Stock issuable upon conversion of the Series A-1 Convertible Preferred Stock (i) on the later of (x) the 15th calendar day after the closing date, or (y) the 2nd business day following the Stockholder Approval Date (as defined in the Exchange Agreement”), with respect to the initial registration statement and (ii) on the date on which the Company is required to file any additional Registration Statement pursuant to the terms of the Registration Rights Agreement with respect to any additional Registration Statements that may be required to be filed by the Company (the “Filing Deadline”). Pursuant to the Registration Rights Agreement, we are required (i) to have the initial Registration Statement declared effective by the SEC on the earlier of (x) the 60th calendar day after the Filing Deadline (or the 90th calendar day after the Filing Deadline if subject to a full review by the SEC), and (y) the 2nd business day after the date we are notified by the SEC that such Registration Statement will not be reviewed, and (ii) with respect to any additional Registration Statements that may be required to be filed, the earlier of (x) the 60th calendar day following the date on which we were required to file such additional Registration Statement (or the 90th calendar day if subject to a full review by the SEC), and (y) the 2nd business day after the date we are notified by the SEC that such Registration Statement will not be reviewed. In the event that we fail to file the Registration Statement by the Filing Deadline, have it declared effective by the Effectiveness Deadline, or the prospectus contained therein is not available for use or the investor is not otherwise able to sell its Warrant Shares pursuant to Rule 144, we will be required to pay the investor an amount equal to 2% of the stated value of such Holder’s Series A-1 Preferred Stock on the date of such failure and on every thirty date anniversary until such failure is cured. For additional information regarding the rights, powers and preferences of the Series A-1 Convertible Preferred Stock, see “Description of Capital Stock—Series A-1 Convertible Preferred Stock”.

Asset Purchase Agreement with MDNA Life Sciences, Inc.

As previously reported in a Current Report on Form 8-K, on December 17, 2023, the Company entered into an Asset Purchase Agreement (the “Purchase Agreement”) with Pearsanta, Inc., our majority owned subsidiary (“Pearsanta”) and MDNA Life Sciences, Inc. (“MDNA”), pursuant to which Pearsanta agreed to acquire certain intellectual property and other specified assets relating to MDNA’s early cancer detection platform (the “Acquired Assets”). MDNA’s Mitomic™ technology provides a tool for identifying biomarkers associated with various diseases that lead to mtDNA mutations. The Acquired Assets include, but are not limited to, the following:

●	The Mitomic Endometriosis Test (MET™) is in development as a blood-based assay for diagnosis of endometriosis. This test aims to provide early diagnostic insights, potentially reducing delays in diagnosing endometriosis.

●	The Mitomic Prostate Test (MPT™) is currently under development as a blood-based assay for diagnosis of prostate cancer. We believe that this test holds the potential to provide more specific and clinically informative data especially in the prostate-specific antigen (PSA) grey zone. It aims to address the challenges of over-diagnosis and mitigate risks associated with low-grade cancers.

Pursuant to the Purchase Agreement, the consideration for the transaction was to consist of: (i) an upfront working capital payment of $500,000 (the “Upfront Working Capital Payment”), which is payable upon the satisfaction of certain conditions set forth in the Purchase Agreement, (ii) a working capital payment at closing of $500,000, (iii) 50,000 shares of our Common Stock, (iv) a warrant to purchase 50,000 shares of our Common Stock exercisable for a term of 5 years at an exercise price equal to the opening price per share of our Common Stock as of the Closing Date (as defined below), and (v) 5,000 shares of Pearsanta Series A Preferred Stock, par value $0.001 per share (the “Pearsanta Preferred Stock”), provided, however, that if the value of such Pearsanta Preferred Stock, on an as-converted basis, at the time of the pricing of the Pearsanta common stock in connection with the sale of shares of Pearsanta common stock to the public in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended does not equal $25,000,000, an additional amount of Pearsanta Preferred Stock (“Additional Pearsanta Preferred Stock”) so that the sum of the value of the Pearsanta Preferred Stock plus the Additional Pearsanta Preferred Stock (if any) shall equal $25,000,000. The Pearsanta Preferred Stock shall have such rights, powers, and preferences as set forth in the form of Certificate of Designation of Series A Preferred Stock, the form of which is attached as Exhibit D to the Purchase Agreement.

On January 4, 2024, we entered into a First Amendment to Asset Purchase Agreement with Pearsanta and MDNA, pursuant to which the parties agreed to: (i) the removal of the Upfront Working Capital Payment, (ii) the removal of the Closing Working Capital Payment (as defined in the Purchase Agreement”), and (iii) to increase the maximum amount of payments to be made by us under the Transition Services Agreement (as defined below) from $2.2 million to $3.2 million.

On January 4, 2024, Pearsanta and MDNA entered into a Transition Services Agreement (the “Transition Services Agreement”), pursuant to which MDNA agreed that it would perform, or cause certain of its affiliates or third parties to perform, certain services as described in the Transition Services Agreement for a term of three months in consideration for the payment by Pearsanta of certain fees as provided in the Transition Services Agreement, in an amount not to exceed $3.2 million.

On January 4, 2024, we completed its acquisition of the Acquired Assets and issued to MDNA 50,000 shares of our Common Stock, a warrant to purchase 50,000 shares of our Common Stock, and the Pearsanta Preferred Stock.

Set forth below is a summary of the rights, powers and preferences of the Pearsanta Series A Convertible Preferred Stock:

Series A Convertible Preferred Stock

On January 2, 2024, we filed a Certificate of Designations for the Pearsanta Series A Preferred Stock with the Secretary of State of Delaware (the “Series A Certificate of Designations”). The following is only a summary of the Series A Certificate of Designations, and is qualified in its entirety by reference to the full text of the Series A Certificate of Designations, a copy of which is filed as an exhibit to the Purchase Agreement.

Designation, Amount, and Par Value. The number of Series A Preferred Stock designated is 5,000 shares. The shares of Series A Preferred Stock have a par value of $0.001 per share and a stated value of $5,000 per share.

a)  Conversion. each outstanding share of Series A Preferred Stock shall be mandatorily and automatically converted, with no further action on the part of the holders thereof, into 1,000 fully paid and nonassessable shares of Common Stock (1:1,000) (the “Conversion Ratio”) upon the consummation of a firm underwritten initial public offering of the Common Stock for cash effected pursuant to a registration statement or similar document filed by or on behalf of the Company under the Securities Act (a “Qualifying IPO”). If the product of (i) the number of shares of Common Stock issued upon conversion based on the Conversion Ratio and (ii) the initial trading price upon a Qualifying IPO (“IPO Price”), is less than $25,000,000 then the Conversion Ratio shall be adjusted to 1:X (such ratio, the “Adjusted Conversion Ratio”) where:

X = (25,000,000/ IPO Price) / 5000

and the number of shares of Common Stock issued or issuable upon conversion of the Series A Preferred Stock shall be determined based on such Adjusted Conversion Ratio.

Dividends. Holders of Series A Preferred Stock shall be entitled to receive, and the Corporation shall pay, dividends on shares of Series A Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock

Liquidation. In the event of a liquidation, the holders the Series A Preferred Stock shall be entitled to receive in cash out of the assets of the Company, the same amount that a holder of Common Stock would receive if the Series A Preferred Stock were fully converted (disregarding for such purposes any conversion limitations hereunder) to Common Stock which amounts shall be paid pari passu with all holders of Common Stock.

Company Redemption. At any time prior to a Qualified IPO, the Company may redeem all, or any portion, of the Series A Preferred Stock for cash, at a price per share of Series A Preferred Stock equal to the Stated Value per share.

Voting Rights. The holders of the Series A Preferred Stock shall have no voting power and no right to vote on any matter at any time, either as a separate series or class or together with any other series or class of share of capital stock, and shall not be entitled to call a meeting of such holders for any purpose nor shall they be entitled to participate in any meeting of the holders of Common Stock, except as expressly provided in the Series A Certificate of Designations and where required by the DGCL.

December 2023 PIPE

As previously reported in a Current Report on Form 8-K, on December 29, 2023, we entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the Selling Stockholder for the issuance and sale in a private placement of (i) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 1,237,114 shares of our Common Stock at an exercise price of $0.001 per share, and (ii) warrants (the “Common Warrants”) to purchase up to 2,474,228 shares of our Common Stock, at a purchase price of $4.85 per share. The Common Warrants are exercisable immediately upon issuance at an exercise price of $4.60 per share and have a term of exercise equal to three years from the date of issuance. The Pre-Funded Warrants are exercisable immediately and may be exercised at any time until the Pre-Funded Warrants are exercised in full. A holder of Pre-Funded Warrants or Warrants (together with its affiliates) may not exercise any portion of a warrant to the extent that the holder would own more than 4.99% (or, at the election of the holder 9.99%) of the Company’s outstanding common stock immediately after exercise.

Pursuant to the Purchase Agreement, we also agreed to reduce the exercise price of 106,594 outstanding warrants to purchase Common Stock of the Company (“Outstanding Warrants”) held by the Purchaser to $4.60 per share in consideration for the cash payment by the Purchaser of $0.125 per share of Common Stock underlying the Outstanding Warrants, effective immediately. As of the date of this prospectus, none of the repriced Outstanding Warrants have been exercised.

In connection with the Private Placement, we entered into a registration rights agreement (the “Registration Rights Agreement”), dated as of December 29, 2023, with the Selling Stockholder, pursuant to which we agreed to prepare and file a registration statement with the Securities and Exchange Commission (the “SEC”) registering the resale of the shares of Common Stock underlying the Pre-Funded Warrants and the Common Warrants no later than 10 trading days after the date of the Registration Rights Agreement, and to use best efforts to have the registration statement declared effective as promptly as practical thereafter, and in any event no later than 45 days following the date of the Registration Rights Agreement (or 75 days following the date of the Registration Rights Agreement in the event of a “full review” by the SEC).

On January 3, 2024, we entered into a settlement agreement and general release with the Selling Stockholder, pursuant to which we agreed to settle an action filed in the United States District Court in the Southern District of New York by the Selling Stockholder against the Company (the “Action”) in consideration of the issuance by us of shares of our Common Stock (the “Settlement Shares”), which will be issued within two business days following court approval of a joint motion to be filed by the Selling Stockholder and the Company. The number of Settlement Shares to be issued will be equal to $1.6 million divided by the closing price of our Common Stock on the day prior to court approval of the joint motion. On January 17, 2024, we issued 296,296 Settlement Shares. Following the issuance of the Settlement Shares, the Selling Stockholder will file a dismissal stipulation in the Action.

The private placement closed on January 4, 2024. The net proceeds to us from the private placement were approximately $5.5 million, after deducting placement agent fees and expenses and estimated offering expenses payable by us. The Company used a portion of the proceeds from the December 2023 PIPE to repay outstanding loans from our Chief Executive Officer, including accrued interest. In addition, the Company also used a portion of the proceeds to satisfy outstanding obligations under the August Loan Agreement and the October MCA Agreement. As of the date of this prospectus, we are one payment in arrears on the August Loan Agreement.

Note Exchange

On December 29, 2023, we entered into an Exchange Agreement with the holder of our secured promissory note in the principal amount of $2.625 million (the “Note”), pursuant to which the holder agreed, subject to the terms and conditions set forth therein, to exchange the Note, including all accrued but unpaid interest thereon, for an aggregate of 2,625 shares of a new series of convertible preferred stock of the Company, designated as Series B-2 Convertible Preferred Stock. For additional information regarding the rights, powers and preferences of the Series B-2 Convertible Preferred Stock, see “Description of Capital Stock—Series A-1 Convertible Preferred Stock”.

Nasdaq Compliance

As previously reported in a Current Report on Form 8-K, on September 29, 2023, we received written notice from The Nasdaq Capital Market (“Nasdaq”) that the Hearing Panel had granted us an exception through December 26, 2023 to allow us to complete its plan to demonstrate compliance with Nasdaq Listing Rule 5550(b)(1) (the “Stockholders’ Equity Rule”) and Nasdaq Listing Rule 5550(a)(4) (the “Public Float Rule”). On November 21, 2023, we received written notice from Nasdaq that we had regained compliance with the Public Float Rule. On December 29, 2023, we received written notice from Nasdaq that we had regained compliance with the Stockholders’ Equity Rule, but will be subject to a Mandatory Panel Monitor for a period of one year.

NOTE 13 – SUBSEQUENT EVENTS

On December 20, 2022, the Company entered into an At The Market Offering Agreement (the “ATM”) with H.C. Wainwright & Co., LLC as agent (the “Agent”), pursuant to which the Company may offer and sell, from time to time through the Agent, shares of the Company’s common stock having an aggregate offering price of up to $50,000,000 (the “Shares”).

The offer and sale of the Shares was made pursuant to a shelf registration statement on Form S-3 and the related prospectus (File No. 333-257645) filed by the Company with the SEC on July 2, 2021, amended on July 6, 2021 and declared effective by the SEC on July 13, 2021, under the Securities Act of 1933, as amended.

No sales of Shares were made during the year ended December 31, 2022 under the ATM.

For the period beginning January 1, 2023 through the date of this report, the Company sold 8,463 Shares at an average price of $62.00 per share under the ATM. The sale of Shares generated net proceeds of approximately $507,000 after paying commissions and related fees.

On January 1, 2023, the Company formed Adimune, Inc. a Delaware, wholly owned subsidiary.

On January 1, 2023, the Company formed Pearsanta, Inc. a Delaware, wholly owned subsidiary.

On February 21, 2023, the Company entered into an agreement for the purchase and sale of future receipts (the “Future Receipts Agreement”) with a commercial funding source pursuant to which the Company agreed to sell to the funder certain future trade receipts in the aggregate amount of $2,160,000 (the “Future Receipts Purchased Amount” for gross proceeds to the Company of $1,500,000, less origination fees of $75,000. Pursuant to the Future Receipts Agreement, the Company granted the funder a security interest in all of the Company’s present and future accounts receivable in an amount not to exceed the Future Receipts Purchased Amount. The Purchased Amount shall be repaid by the Company in 28 weekly installments of approximately $77,000 with the final payment due on September 5, 2023.

On March 17, 2023, the Company entered into a consulting agreement (the “Independent Consulting Agreement”) with an independent consultant for a term of thirty days. Pursuant to the Independent Consulting Agreement, the independent consultant agreed to provide the Company with business advisory services, guidance on growth strategies and networking with its clients on a non-exclusive basis for general business purposes (the “Independent Consulting Services”). In consideration for the Independent Consulting Services, the Company issued to the independent consultant 4,675 shares of the Company’s common stock (the “Independent Consulting Shares”). The issuance of the Independent Consulting Shares will not be registered under the Securities Act.

On April 4, 2023, the Company entered into a Business Loan and Security Agreement (the “April Loan Agreement”) with a commercial funding source (the “April Lender”), pursuant to which the Company obtained a loan from the April Lender in the principal amount of $1,060,000, which includes origination fees of $60,000 (the “April Loan”). Pursuant to the April Loan Agreement, the Company granted the April Lender a continuing secondary security interest in certain collateral (as defined in the April Loan Agreement). The total amount of interest and fees payable by the Company to the April Lender under the April Loan (the “April Repayment Amount”) will be (i) $1,000,000 if paid prior to April 6, 2023, (ii) $1,219,000 if paid prior to April 10, 2023, or (iii) $1,590,000 if paid after April 10, 2023 and will be repaid in 20 weekly installments of $79,500 commencing on April 10, 2023 and ending on August 21, 2023.

On April 13, 2023, the Company formed Adivir, Inc. a Delaware, wholly owned subsidiary.